Equity	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Disclosure of equity [Text block]
Table of Contents

Note 17Equity

Common shares

As of December 31, 2017, authorized common shares consist of 2 billion shares (December 31, 2016: 2 billion; December 31, 2015: 2 billion) and the issued and fully paid share capital consists of 940,909,027 common shares, each share having a par value of EUR 0.20 (December 31, 2016: 929,644,864; December 31, 2015: 931,130,387).

Preference shares

As a means to protect the Company and its stakeholders against an unsolicited attempt to obtain (de facto) control of the Company, the General Meeting of Shareholders in 1989 adopted amendments to the Company’s articles of association that allow the Board of Management and the Supervisory Board to issue (rights to acquire) preference shares to a third party. The ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the Company. Such right has not been exercised as of December 31, 2017 and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2017 (December 31, 2016: 2 billion; December 31, 2015: 2 billion).

Options, restricted and performance shares

The Company has granted stock options on its common shares and rights to receive common shares in the future (see Share-based compensation).

Treasury shares

In connection with the Company’s share repurchase programs (see next paragraph for Share repurchase methods for the purposes of share deliveries under share-based compensation plans and capital reduction), shares which have been repurchased and are held in Treasury for the purpose of (i) delivery upon exercise of options, restricted and performance share programs, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are reissued under the Company’s option plans, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are reissued under the Company’s share plans, the difference between the market price of the shares issued and the cost is recorded in retained earnings, the market price is recorded in capital in excess of par value.

Dividend withholding tax in connection with the Company’s purchase of treasury shares for capital reduction purposes is recorded in retained earnings.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group
Outstanding number of shares
in number of shares
2015 - 2017
	2015	2016	2017
Balance as of January 1	914,388,869	917,103,586	922,436,563
Dividend distributed	17,671,990	17,344,462	11,264,163
Purchase of treasury shares	(20,296,016)	(25,193,411)	(19,841,595)
Re-issuance of treasury shares	5,338,743	13,181,926	12,332,592
Balance as of December 31	917,103,586	922,436,563	926,191,723

The following transactions took place resulting from employee option and share plans:

Philips Group
Employee option and share plan transactions
2015 - 2017
	2015	2016	2017
Shares acquired		8,601,426	15,222,662
Average market price		EUR 24.73	EUR 31.81
Amount paid		EUR 213 million	EUR 484 million
Shares delivered	5,338,743	13,181,926	12,332,592
Average price (FIFO)	EUR 30.35	EUR 25.86	EUR 27.07
Cost of delivered shares	EUR 162 million	EUR 341 million	EUR 334 million
Total shares in treasury at year-end	11,788,801	7,208,301	10,098,371
Total cost	EUR 308 million	EUR 181 million	EUR 331 million

In order to reduce share capital, the following transactions took place:

Philips Group
Share capital transactions
2015 - 2017
	2015	2016	2017
Shares acquired	20,296,016	16,591,985	4,618,933
Average market price	EUR 24.39	EUR 23.84	EUR 32.47
Amount paid	EUR 495 million	EUR 396 million	EUR 150 million
Reduction of treasury shares (shares)	21,361,016	18,829,985
Cancellation of treasury shares	EUR 517 million	EUR 450 million
Total shares in treasury at year-end	2,238,000		4,618,933
Total cost	EUR 55 million		EUR 150 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 642 million, which includes the impact of taxes. A cash inflow of EUR 227 million from treasury shares mainly includes settlements of share-based compensation plans.

Share repurchase methods for the purposes of share deliveries under share-based compensation plans and capital reduction

During 2017, Royal Philips repurchased shares for covering obligations resulting from past and present share-based compensation programs via three different share repurchase methods: (i) daily share buy-back repurchases in the open market via an intermediary (ii) repurchase of shares via forward contracts for future delivery of shares (iii) the unwinding of call options on own shares. In 2017, Royal Philips also entered into forward contracts with several banks to repurchase shares for capital reduction purposes. The methods (ii) and (iii) are detailed below.

Forward share repurchase contracts

In order to hedge commitments under share-based compensation plans, Philips entered into a forward contract in the first quarter of 2017. This transaction involved 3 million shares. This resulted in a reduction of Retained earnings of EUR 81 million against Short-term liabilities. In 2017, there were three exercises under the forward share buy-back contract involving 2,250,000 shares, resulting in a EUR 61 million increase in Retained earnings against Treasury shares. The remaining 750,000 shares, with a forward price of EUR 27.03, will be repurchased in the first quarter of 2018.

In order to reduce its share capital, Royal Philips also entered into six forward contracts. In 2017, EUR 998 million was deducted from Retained earnings and was recorded against Short-term liabilities. The forward contacts involved 31,020,000 shares with a settlement date varying between October 2018 and June 2019 and a weighted average forward price of EUR 32.22. For further information on the forward contracts please refer to Debt.

Share call options

During 2016 Philips bought EUR and USD-denominated call options to hedge options granted under share-based compensation plans before 2013.

In 2017, the Company unwound 5,268,741 EUR-denominated and 2,661,016 USD-denominated call options against the transfer of the same number of Royal Philips shares ( 7,929,757 shares) and an additional EUR 160 million cash payment to the buyer of the call options.

The number of outstanding EUR denominated options were 3,287,125 and USD-denominated options were 2,974,344, as of December 2017.

Dividend distribution

2017

In June 2017, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 742 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 48% of the shareholders elected for a share dividend, resulting in the issuance of 11,264,163 new common shares. The settlement of the cash dividend involved an amount of EUR 384 million (including costs).

A proposal will be submitted to the 2018 Annual General Meeting of Shareholders to pay a dividend of EUR 0.80 per common share, in cash or shares at the option of the shareholders, against the net income of the Company for 2017.

2016

In June 2016, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 732 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 55% of the shareholders elected for a share dividend, resulting in the issuance of 17,344,462 new common shares. The settlement of the cash dividend involved an amount of EUR 330 million (including costs)

2015

In June 2015, Philips settled a dividend of EUR 0.80 per common share, representing a total value of EUR 730 million including costs. Shareholders could elect for a cash dividend or a share dividend. Approximately 59% of the shareholders elected for a share dividend, resulting in the issuance of 17,671,990 new common shares. The settlement of the cash dividend involved an amount of EUR 298 million (including costs).

Limitations in the distribution of shareholders’ equity

As at December 31, 2017, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 1,306 million. Such limitations relate to common shares of EUR 188 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 703 million, unrealized currency translation differences of EUR 393 million and unrealized gains related to cash flow hedges of EUR 23 million. The unrealized losses related to available-for-sale financial assets of EUR 30 million, qualify as a legal reserve and reduce the distributable amount due to the fact that this reserve is negative.

The legal reserve required by Dutch law of EUR 703 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As at December 31, 2016, these limitations in distributable amounts were EUR 2,181 million and related to common shares of EUR 186 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 715 million, unrealized currency translation differences of EUR 1,234 million, available-for-sale financial assets of EUR 36 million and unrealized gains related to cash flow hedges of EUR 10 million.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies. In the course of 2017 non-controlling interests reduced significantly due to the deconsolidation of Philips Lighting. For further details reference is made to Interests in entities.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt. The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity as defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt position is managed with the intention of retaining a strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt position is dividend stability and a pay-out ratio of 40% to 50% of continuing net income after adjustments.

Philips Group
Composition of net debt and group equity
in millions of EUR unless otherwise stated
2015-2017
	2015	2016	2017
Long-term debt	4,095	4,021	4,044
Short-term debt	1,665	1,585	672
Total debt	5,760	5,606	4,715
Cash and cash equivalents	1,766	2,334	1,939
Net debt	3,994	3,272	2,776

Shareholders’ equity	11,607	12,546	11,999
Non-controlling interests	118	907	24
Group equity	11,725	13,453	12,023

Net debt : group equity ratio	25:75	20:80	19:81